Long-term Incentive Plans (Details 1) - Performance Stock Units [Member]	12 Months Ended
Jan. 31, 2025 shares
Statement [Line Items]
Outstanding, January 31, 2024, 2023 and 2022	25,000
Granted (Note 14)	6,000,000
Outstanding, January 31, 2025	6,025,000